HELD FOR SALE	12 Months Ended
Dec. 31, 2022
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
HELD FOR SALE	HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2022 and December 31, 2021:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Investment properties	$300	$8,037
Property, plant and equipment	—	1,749
Equity accounted investments	276	—
Accounts receivables and other assets	—	724
Assets held for sale	576	10,510
Debt obligations	—	3,006
Accounts payable and other liabilities	—	76
Liabilities associated with assets held for sale	$—	$3,082

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2022	Dec. 31, 2021
Balance, beginning of year	$10,510	$588
Reclassification to/(from) assets held for sale, net	1,208	12,561
Disposals	(11,110)	(2,610)
Fair value adjustments	261	—
Foreign currency translation	(290)	(57)
Other	(3)	28
Assets held for sale	$576	$10,510

At December 31, 2021, assets held for sale included a triple net lease portfolio in the U.S, a hospitality portfolio in the U.S., a mixed-use asset in South Korea, ten malls in the U.S., an office asset in the U.S., an office asset in Brazil, a multifamily asset in the U.S. and a hotel in the U.S.

In the first quarter of 2022, the partnership sold three malls in the U.S, a triple-net lease portfolio in the U.S., a multifamily asset in the U.S, a hospitality asset in the U.S. and a hospitality portfolio in the U.S. for net proceeds of approximately $1,481 million.

In the second quarter of 2022, the partnership sold eleven multifamily assets in the U.S., an office asset in the U.K., and one mall in the U.S. for net proceeds of approximately $365 million.

In the third quarter of 2022, the partnership sold five hospitality assets in the U.S., two office assets in the U.S., two malls in the U.S., and a multifamily asset in the U.S. for net proceeds of approximately $161 million and reclassified a mixed-use asset in Seoul out of assets held for sale and into commercial properties.
In the fourth quarter of 2022, the partnership sold five malls in the U.S., one student housing portfolio in the U.K., one office asset in the U.S., and one multifamily asset in the U.S. for net proceeds of approximately $2,229 million.

At December 31, 2022, assets held for sale included three malls in the U.S., two hospitality assets in the U.S., and one office asset in the U.S. as the partnership intends to sell controlling interests in these assets to third parties in the next 12 months.